LEASES	6 Months Ended
Dec. 31, 2023
LEASES
LEASES

14. LEASES

Right-of-use leased asset	12/31/2023	06/30/2023
Book value at the beginning of the period/year	21,163,192	15,828,032
Additions of the period/year	1,842,539	3,154,950
Additions from business combination	—	3,005,000
Disposals	(558,684)	(1,839,921)
Exchange differences	(129,169)	1,015,131
Book value at the end of the period/year	22,317,878	21,163,192

Depreciation	12/31/2023	06/30/2023
Book value at the beginning of the period/year	7,226,617	3,684,006
Depreciation of the period/year	1,711,256	3,565,894
Disposals	(305,474)	(171,870)
Exchange differences	(18,738)	148,587
Accumulated depreciation at the end of the period/year	8,613,661	7,226,617
Total	13,704,217	13,936,575

Lease liability	12/31/2023	06/30/2023
Book value at the beginning of the period/year	13,889,223	11,751,284
Additions of the period/year	1,842,539	3,154,950
Additions from business combination	—	3,245,000
Interest expenses, exchange differences and inflation effects	362,144	(406,494)
Payments of the period/year	(2,493,617)	(3,855,517)
Total	13,600,289	13,889,223

Lease Liabilities	12/31/2023	06/30/2023
Non-current	9,583,276	10,030,524
Current	4,017,013	3,858,699
Total	13,600,289	13,889,223

The recognized right-of-use assets relate to the following types of assets:

	12/31/2023	06/30/2023
Machinery and equipment	3,655,741	3,655,741
Vehicles	1,940,263	1,475,581
Equipment and computer software	1,025,650	903,306
Land and buildings	15,696,224	15,128,564
	22,317,878	21,163,192

The incremental borrowing rate used was 1.94 % in US$ and 13.05% in reais.